RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Disclosure of detailed information about key management personnel [Table Text Block]
	2020	2019
Management fees(1)	$574	$437
Management remuneration(2)	1,052	863
Director fees	170	129
Share-based compensation(3)	1,435	3,567
	$3,231	$4,996

(1) Total management fees and short-term benefits of $574 (2019 - $442) were paid to a company controlled by the CEO of which $432 (2019 - $225) was recorded as exploration and evaluation expenditures (note 4).

(2) Remuneration and short-term benefits were paid to the President, CFO, and COO, of which $447 (2019 - $327) was recorded as exploration and evaluation expenditures (note 4).

(3) Share-based compensation is the vested portion of the fair value at the grant date of stock options awarded to key management personnel of the Company. During 2020, the Company recorded share-based compensation of $838 (2019 - $1,587) for the vested portion of options granted to the CEO, President, CFO, and COO of which $583 (2019 - $951) was recorded as exploration and evaluation expenditures (note 4) and $255 (2019 - $636) was recorded as share-based compensation in the statement of loss and comprehensive loss.